Fair value of Above / Below Market Acquired Time Charters (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Of Above Below Market Acquired Time Charters
Estimated aggregate amortization expense of the above market acquired time charters
Twelve month periods ending	Amount
June 30, 2020	$1,714
June 30, 2021	924
June 30, 2022	831
Total	$3,469